COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	1 Months Ended
	Feb. 28, 2024	Feb. 28, 2023	Feb. 22, 2023	May 31, 2021	Dec. 31, 2023
Employment Agreement [Member]
Annual salary		$ 85,000		$ 250,000
Employment Agreement [Member] | Chief Executive Officer [Member]
Annual salary	$ 250,000			$ 250,000
Employment Agreement [Member] | VP Agreement [Member]
Annual salary	$ 97,000	$ 85,000
Letter of Intent [Member]
Agreement for the acquisition, description			On February 22, 2023, the Company entered into a Letter of Intent for the acquisition of a Fifty-One Percent (51%) ownership interest in a natural therapeutic products company for total purchase consideration of $7,140,000 consisting of cash payments of $150,000 and $6,990,000 in Company common stock
Investments					$ 15,000
Membership Interest Purchase Agreement [Member]
Agreement for the acquisition, description		On February 28, 2023, the Company entered into a Membership Interest Purchase Agreement for the acquisition of Fifty-One Percent (51%) of the Membership Units of a hemp distribution company for total purchase consideration consisting of 230,559 shares of the Company’s common stock and a cash payment of $50,000
Investments					$ 50,000